Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	CUBIC CORP /DE/
Entity Central Index Key	0000026076
Document Type	8-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false